Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 20, 2012	Dec. 31, 2012 D Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2008
Significant Accounting Policies [Line Items]
Sale of common stock	15,000,000	15,936,417	937,417
Common stock price per share	$ 1.50
Net proceeds from issuance of common stock	$ 20,221	$ 20,221
Issuance of common stock, offering costs	2,279
Maturity of cash, deposits with other financial institutions		Fewer than 90 days
Delinquent time of loan		90 days
Charge off of consumer loans, period		90 days
Nonaccrual loans and loans past due		90 days
Balances of loans of all other classes while impairment evaluation		500
Loans individually evaluated for impairment, number of days past due		90
Fixed rates loans limit		three to five years
Maturity of construction loans convert to permanent loans		30 years
Home equity lines of credit combined with the balance of the prior mortgage liens		89.90%
The collateral values associated with certain loans declined		50.00%
Loan servicing fees		26	22	21
Estimated life of intangible asset		4 years 6 months
Tax benefit greater than being realized on examination		50.00%
Cash on deposit pledged as collateral for FHLB advances		24,077	28,883
Shares of Central Federal Corporation Fixed Rate Cumulative Perpetual Preferred Stock issued by Company					7,225
Number of reportable operating segment		1
Minimum [Member] | Land, buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		2 years
Maximum [Member] | Land, buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		25 years
Single-family residential [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		85.00%
Commercial real estate loans [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		75.00%
Construction loans [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		75.00%
Cash [Member]
Significant Accounting Policies [Line Items]
Cash on deposit pledged as collateral for FHLB advances		$ 3,300	$ 800
Multi-family residential [Member]
Significant Accounting Policies [Line Items]
Residential real estate loan amount for portfolio		75.00%